PACIFIC SELECT FUND	SUPPLEMENT DATED DECEMBER 18, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

This supplement changes the fund's prospectus effective January 1, 2003. It gives you information about certain options under your variable annuity contract or variable life insurance policy and restates information contained in the October 8, 2002 supplement. This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2002. Remember to review the fund prospectus for other important information.

New Manager
Effective January 1, 2003, OppenheimerFunds, Inc. (Oppenheimer) became the portfolio manager of the:

•   Multi-Strategy Portfolio
•   Main Street® Core Portfolio (formerly Large-Cap Core Portfolio)
•   Emerging Markets Portfolio

An overview of Pacific Select Fund	An overview of Pacific Select Fund is amended by replacing information regarding the Multi-Strategy, the Large-Cap Core, and the Emerging Markets Portfolios, with the following:

PORTFOLIO AND MANAGER	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	THE PORTFOLIO’S MAIN RISKS
Multi-Strategy Portfolio Oppenheimer	High total return.	A mix of equity and fixed income securities.	Price volatility, changes in interest rates, credit, mortgage-related securities, foreign investments and emerging countries.
Main Street® Core Portfolio (formerly Large-Cap Core Portfolio) Oppenheimer	Long-term growth of capital and income.	Equity securities of large U.S. companies.	Price volatility, changes in interest rates, credit, derivatives and foreign investments.
Emerging Markets Portfolio Oppenheimer	Long-term growth of capital.	Equity securities of companies that are located in countries generally regarded as “emerging market” countries.	Price volatility, foreign investments and emerging countries.

About the portfolios
Effective January 1, 2003, the Large-Cap Core Portfolio changed its name to the Main Street Core Portfolio. All references to the Large-Cap Core Portfolio throughout the prospectus are now references to the Main Street Core Portfolio.

The About the portfolios section is amended by replacing pages 14, 15, 32, 33, 34 and 35 of the prospectus, which describe the Multi-Strategy, the Large-Cap Core, and the Emerging Markets Portfolios with pages 2 through 7 of this supplement.

Although the fundamental policy of the Mid-Cap Growth and the Global Growth Portfolios permits them to be “non-diversified”, the portfolio managers are currently managing them as though they were diversified portfolios.

Advisory fee reductions	The Emerging Markets Portfolio’s advisory fee is reduced from the annual rate of 1.10% to 1.00% of the average daily net assets, effective January 1, 2003.
The I-Net TollkeeperSM Portfolio’s advisory fee was reduced from the annual rate of 1.40% to 1.25% of the average daily net assets, effective November 1, 2002.

ABOUT THE PORTFOLIOS	MULTI-STRATEGY PORTFOLIO

The investment goal	This portfolio seeks to provide a high total return from a portfolio of equity and fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest in a mix of equity and fixed income securities, although there is no requirement to weight the portfolio holdings in any fixed proportion. The portfolio invests in stocks mainly for their growth potential and in debt securities for income and to help preserve principal when stock markets are volatile.

Within the equity portion of the portfolio, the portfolio management team will invest principally in the common stock of large and medium-sized U.S. companies, but may also invest up to 20% of the portfolio’s assets in small U.S. companies. The portfolio may also invest in preferred stock, warrants, rights, ADRs, and fixed income securities that can be converted into equity securities, as well as foreign securities. The team may use both “growth” and “value” styles in selecting stocks. They consider fundamental analysis of a company’s financial statements, management structure, operations, product development, and industry analysis. Growth investing seeks stocks that the team believes have possibilities for increases in stock price because of strong earnings growth compared to the market, the development of new products or services, or other favorable economic factors. Value investing seeks stocks that are temporarily out of favor or undervalued in the market by various measures, such as the stock’s price/earnings ratio.

Within the fixed income portion of the portfolio, the team may invest in fixed income securities of any credit rating, principally bonds and notes issued by U.S. and foreign companies and governments, and mortgage-related securities including stripped mortgage-related securities and mortgage dollar rolls (forward commitments). The portfolio may also purchase “Brady Bonds”. In determining whether to purchase a security, the team evaluates business and economic factors affecting an issuer as well as its credit rating. The portfolio’s foreign debt investments may be denominated in U.S. dollars or in foreign currencies. The portfolio may purchase foreign currency in connection with the purchase and sale of foreign securities.

The portfolio will normally invest at least 25% of its assets in equity securities and 25% in fixed-income securities. The remainder will be allocated depending on the manager’s analysis of market conditions.

The portfolio may invest up to 50% of its assets in foreign securities, including those of emerging market countries. American Depositary Receipts (ADRs) are excluded from this limit.

The portfolio may invest up to 35% of its assets in lower-rated, high-yield (“junk”) bonds.

Risks you should be aware of

The Multi-Strategy Portfolio invests in a mix of equity and fixed income securities. The portfolio may be affected by the following risks, among others:

•price volatility – the value of the portfolio changes as the prices of its investments go up or down. This portfolio invests in large, medium and small-sized companies. Small and medium-sized companies may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Small companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

•changes in interest rates – the portfolio’s fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

•credit – the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. The portfolio may invest in high yield (“junk”) bonds, which have low credit ratings by Moody’s (Ba and lower), or Standard & Poor’s (BB and lower), or have not been rated but are of comparable quality. High yield bonds are especially subject to credit risk during periods of economic uncertainty or downturns, and are considered to be mostly speculative in nature.

•mortgage-related securities – can be paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the portfolio will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates. Stripped mortgage-

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	MULTI-STRATEGY PORTFOLIO

Risks you should be aware of (continued)

related securities can be particularly sensitive to changes in interest rates. Mortgage dollar rolls could reduce returns and increase a portfolio’s volatility and are particularly sensitive to counterparty risk.

•foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

•emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

How the portfolio performed	Year by year total return (%)

The bar chart shows how the portfolio’s performance has varied over the past 10 years.

The table below the bar chart compares portfolio performance to its benchmark indices.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

For information on how Oppenheimer has managed substantially similar accounts, see Performance of comparable accounts in this supplement.
	as of December 31 each year Best and worst quarterly performance during this period: 4th quarter 1998: 12.08%; 3rd quarter 2001: (7.05)%
	Average annual total return as of December 31, 2001	1 year	5 years	10 years

	Multi-Strategy Portfolio1	(1.15)%	8.55%	9.21%
	Lehman Brothers Aggregate Bond Index2	8.42%	7.43%	7.23%
	Standard & Poor’s 500 Composite Stock Price Index3	(11.88)%	10.70%	12.93%

[1]  OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003 and some investment polices changed at that time. Other firms managed the portfolio before that date. On January 1, 1994 the investment objective and some investment policies changed.

2  The Lehman Brothers Aggregate Bond Index, an index of investment grade fixed income securities with maturities of at least one year. Results include reinvested dividends.

3  The Standard & Poor’s 500 Composite Stock Price Index, an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

Who manages the portfolio

This portfolio is managed by a team lead by:

Richard Rubinstein, CFA, CFP, senior vice president of Oppenheimer has over 20 years experience as an investment professional, including 12 years with Oppenheimer.

For information regarding other principal members of the team, see Managing Pacific Select Fund in this supplement.

The Multi-Strategy Portfolio is managed by a team of portfolio managers at OppenheimerFunds, Inc. (Oppenheimer).

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ABOUT THE PORTFOLIOS	MAIN STREET CORE PORTFOLIO

The investment goal	This portfolio seeks long-term growth of capital and income.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest in equity securities of companies of different capitalization ranges. Currently, the portfolio manager focuses on U.S. companies with large market capitalizations. It may invest in medium and small companies and in companies located outside the U.S. and in American Depositary Receipts.

In selecting securities for purchase or sale the manager uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. Generally, the selection process currently involves the use of:

• Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom up” models helps to rank stocks in a universe typically including 2000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

• Fundamental research: The manager uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

• Judgment: The portfolio is then continuously rebalanced by the manager, using the tools described above. The manager may consider other factors as well.

The portfolio invests principally in common stock. It may also invest in other equity securities or equivalents, like preferred stock, convertible stock, and in fixed income securities that can be converted into equity securities. In addition the portfolio may invest in debt securities, such as bonds and debentures, and in issuers in foreign countries (including emerging market countries), but does not currently emphasize these investments.

The portfolio may invest in derivatives (such as index options and stock index futures contracts) to try to increase returns, to try to gain access to a market, or as a substitute for buying the securities in the index.

A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors.

Risks you should be aware of

The Main Street Core Portfolio may be affected by the following risks, among others:

• price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The manager tries to control price volatility by investing in many different companies in a variety of industries. This portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

• changes in interest rates – the portfolio’s fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

• credit – the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.

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	MAIN STREET CORE PORTFOLIO

Risks you should be aware of (continued)

• derivatives – such as options and futures contracts derive their value from the value of an underlying security, group of securities or an index. Derivatives could increase a portfolio’s volatility and reduce returns.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

How the portfolio performed	Year by year total return (%)

The bar chart shows how the portfolio’s performance has varied over the past 10 years.

The table below the bar chart compares portfolio performance to its benchmark index.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

For information on how Oppenheimer has managed substantially similar accounts, see Performance of comparable accounts in this supplement.
	as of December 31 each year Best and worst quarterly performance during this period: 4th quarter 1998: 21.81%; 3rd quarter 2001: (16.06)%
	Average annual total return as of December 31, 2001	1 year	5 years	10 years

	Main Street Core Portfolio1	(8.87)%	8.99%	10.65%
	Standard & Poor’s 500 Composite Stock Price Index2	(11.88)%	10.70%	12.93%

1  OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003 and some investment policies changed at that time. Other firms managed the portfolio before that date. On January 1, 1994, some investment policies changed.

2  The Standard & Poor’s 500 Composite Stock Price Index, an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

Who manages the portfolio

Charles E. Albers, CFA, senior vice president of Oppenheimer has over 30 years of experience as an investment professional, including 4 years with Oppenheimer.

Nikolaos D. Monoyios, CFA, vice president of Oppenheimer has over 20 years of experience as an investment professional, including 4 years with Oppenheimer.

The Main Street Core Portfolio is managed by a team of portfolio managers at OppenheimerFunds, Inc. (Oppenheimer).

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ABOUT THE PORTFOLIOS	EMERGING MARKETS PORTFOLIO

This portfolio is not available for: • Pacific Corinthian variable annuity contracts

The investment goal	This portfolio seeks long-term growth of capital.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest at least 80% of its assets in securities (including American Depositary Receipts) of companies whose principal activities are conducted in countries that are generally regarded as “emerging market” countries. The portfolio principally invests in common stock and other equity securities.

The portfolio manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects. In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates. In seeking broad diversification of the portfolio, the manager currently searches for:

• companies of different capitalization ranges with strong market positions and the ability to take advantage of barriers to competition in their industry, such as high start-up costs
• companies with management that has a proven record
• companies (new or established) entering into a growth cycle
• companies with the potential to withstand high market volatility
• companies with strong earnings growth whose stock is selling at a reasonable price.

In applying these and other selection criteria, the manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from four main global trends: development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. This strategy may change over time.

The portfolio may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the manager believes they have growth potential. The portfolio may try to take tactical advantage of short-term market movements or events affecting particular issuers or industries. At times, the portfolio might increase the relative emphasis of its investments in a particular industry or group of industries or in a particular region of the world.

Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. These countries are generally located in Latin America, Asia, the Middle East, Eastern Europe and Africa.

The portfolio may invest in U.S. and foreign government securities, high-quality corporate fixed income securities, or money market instruments, to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing.

Under normal market conditions, the manager will invest in securities of issuers in at least three emerging market countries.
The manager may also invest in preferred and convertible stocks or other equity equivalents, securities of issuers in special situations (including mergers and reorganizations), small unseasoned companies, domestic securities (in small amounts), debt securities of foreign companies and governments in developed and developing countries.

Risks you should be aware of

The Emerging Markets Portfolio may be affected by the following risks, among others:

• price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. Different stock markets may behave differently from each other. This portfolio invests in companies in emerging markets, which may be particularly volatile. It also invests in smaller companies and growth stocks, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

This portfolio invests in companies the manager believes have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are “undervalued,” for example. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

The value of this portfolio may have greater price swings than most of the Pacific Select Fund portfolios.

6

	EMERGING MARKETS PORTFOLIO

Risks you should be aware of (continued)

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

• emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

How the portfolio performed	Year by year total return (%)
The bar chart shows how the portfolio’s performance has varied since its inception.

The table below the bar chart compares portfolio performance to its benchmark index.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

For information on how Oppenheimer has managed substantially similar accounts, see Performance of comparable accounts in this supplement.
	as of December 31 each year[1] Best and worst quarterly performance during this period: 4th quarter 2001: 29.73%; 3rd quarter 1998: (25.07)%
	Average annual total return as of December 31, 2001	1 year	5 years	Since inception (April 1, 1996)

	Emerging Markets Portfolio1	(8.68)%	(8.29)%	(7.77)%
	MSCI Emerging Markets Free Index2	(2.37)%	(5.74)%	(5.04)%

1  OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003. Other firms managed the portfolio before that date.

2  The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an index typically made up of 800 to 900 stocks from approximately 26 emerging market countries. Results include reinvested dividends.

Who manages the portfolio	Rajeev Bhaman, CFA, vice president of Oppenheimer has over 12 years of experience as an investment professional, including 6 years with Oppenheimer.
The Emerging Markets Portfolio is managed by OppenheimerFunds, Inc. (Oppenheimer).

7

MANAGING PACIFIC SELECT FUND

Fees and expenses paid by the fund
The first paragraph in Fees and expenses paid by the fund is replaced with the following:

The table below shows the advisory fee and fund expenses as an annual percentage of each portfolio’s average daily net assets, based on the year 2001 unless otherwise noted. To help limit fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2003. In 2001, Pacific Life recouped $13,202 from the I-Net Tollkeeper Portfolio for its reimbursements in 2000 under the expense limitation agreement.

Information on the Emerging Markets and I-Net Tollkeeper Portfolios in the table is replaced with the following:

	Portfolio	Advisory fee	Other expenses	12b-1 amounts†	Total expenses	Less adviser’s reimbursement	Total net expenses

	Emerging Markets[1,2]	1.00	0.22	—	1.22	—	1.22

	I-Net Tollkeeper[3]	1.25	0.07	—	1.32	—	1.32

[1]  Total adjusted net expenses for this portfolio, after deduction of an offset for custodian credits and the 12b-1 recapture were 1.21%.

[2]  Effective January 1, 2003, advisory fee is reduced from the annual rate of 1.10% of the average daily net assets to 1.00%.

[3]  Effective November 1, 2002, advisory fee is reduced from the annual rate of 1.40% of the average daily net assets to 1.25%.

† The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions”). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

8

Who manages the portfolio section is amended	The portfolio manager information for the respective portfolio is changed as noted below.
Small-Cap Equity Portfolio
The following information is added:

Kathryn M. Peters, vice president of Capital International Research, Inc., has 14 years of research/investment experience, including 1 year with the Capital organization. She was previously associated with Montgomery Asset Management.

International Value Portfolio	Information regarding Ronald J. Saba is deleted.
Capital Opportunities Portfolio
Information regarding Maura A. Shaughnessy is deleted, and the following is added:

S. Irfan Ali, is a senior vice president of MFS. Mr. Ali has been employed in the investment management area of MFS since 1993. He has a BA and and an MBA from Harvard.

Kenneth J. Enright, is a senior vice president of MFS. Mr. Enright has been employed in the investment management area of MFS since 1986. He has a BS from Boston State College and an MBA from Babson College.

Mid-Cap Growth Portfolio
Information regarding Mark Regan is deleted, and the following is added:

David E. Sette-Ducati is a senior vice president of MFS. Mr. Sette-Ducati has been employed in the investment management area of MFS since 1995. Before joining MFS, Mr. Sette-Ducati was an analyst with Lehman Brothers Inc. and an associate with Nicoletti & Company. He has a BA from Williams College and an MBS from Dartmouth College.

High Yield Bond Portfolio	Information regarding Lori Johnstone is deleted.
Equity Income Portfolio
The following information is added:

Bartlett R. Geer is a senior vice president of Putnam. He joined Putnam in 2000 and was previously associated with State Street Research & Management.

Jeanne L. Mockard is a senior vice president of Putnam. She has been associated with Putnam since 1990.

James M. Prusko is a senior vice president of Putnam. He has been associated with Putnam since 1992.

Research Portfolio	The following information is added: Stephen A. Gorman is a managing director of Putnam. He has been associated with Putnam since 2002.

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MANAGING PACIFIC SELECT FUND

Equity Portfolio
The following information is added:

Brian O’Toole is a managing director of Putnam. He joined Putnam in 2002 and was previously associated with Citigroup Asset Management and The Northern Trust Company.

Tony H. Elavia is a managing director of Putnam. He joined Putnam in 1999 and was previously associated with TES Partners and Voyageur Asset Management.

Eric M. Wetlaufer is a managing director of Putnam. He joined Putnam in 1997 and was previously associated with Cadence Capital Management.

Aggressive Equity Portfolio
The following information is added:

Joseph P. Joseph is a managing director of Putnam. He has been associated with Putnam since 1994.

Tinh D. Bui is a senior vice president of Putnam. He joined Putnam in 2001 and was previously associated with PPMAmerica, Inc.

Gerald I. Moore is a senior vice president of Putnam. He joined Putnam in 1997 and was previously associated with Boston Company Asset Management.

Managing Pacific Select Fund— About the portfolio managers Pacific Life Insurance Company 700 Newport Center Drive Newport Beach, California 92660
Managing Pacific Select Fund—About the portfolio managers is amended by replacing the first paragraph under Pacific Life with the following information:

Founded in 1868, Pacific Life, the adviser and administrator of the fund, provides life and health insurance products, individual annuities, mutual funds, group employee benefits, and offers to individuals, businesses and pension plans a variety of investment products and services. Over the past five years, the company has grown from the 20th to the 15th largest life insurance company in the nation, based on assets as of December 31, 2001. The Pacific Life family of companies has business relationships with more than two-thirds of the 100 largest U.S. companies. Additional information about Pacific Life can be obtained at its Web site, www.PacificLife.com.

Information concerning portfolio manager change for the Multi-Strategy, Large-Cap Core (renamed Main Street Core) and Emerging Markets Portfolios
At a meeting held on October 2, 2002, Pacific Select Fund’s board of trustees, including a majority of independent trustees, approved OppenheimerFunds, Inc. (Oppenheimer) to serve as the new portfolio manager of the Multi-Strategy, Large-Cap Core (renamed Main Street Core) and Emerging Markets Portfolios effective January 1, 2003 and approved a new portfolio management agreement with Oppenheimer. In reaching this determination, the board considered, among other things, (1) the nature, extent and quality of services provided, including the experience of the personnel of Oppenheimer in managing other accounts with similar investment objectives and policies as those of the Multi-Strategy, Main Street Core and Emerging Markets Portfolios, (2) the recommendations of Pacific Life, (3) the reasonableness of the compensation to be paid under the advisory and portfolio management agreement and a comparative analysis of expense ratios including advisory fees of similar funds; (4) advisory and subadvisory fees paid to Oppenheimer for such services to other funds; (5) a comparative analysis of performance of each portfolio to similar funds and relevant market indices and a comparative analysis of accounts with substantially similar investment strategies; (6) profitability information provided by Pacific Life and the portfolio manager; and (7) the terms and conditions of the advisory and portfolio management agreements.

10

In evaluating the new portfolio management agreement, the Board of Trustees also considered Pacific Life’s efforts and expenses associated with the development and operation of variable life insurance policies and variable annuity contracts whose proceeds are invested in the Portfolios, as well as Pacific Life’s profits and losses and the reasonableness of its financial goals. The Board also considered the investment-related services rendered by Pacific Life in connection with the variable contracts, and noted: (1) the high quality of contract owner servicing rendered by Pacific Life, which has received high ratings in industry surveys; (2) the provision of asset allocation services to owners of Pacific Life variable contracts at no additional cost; (3) the provision of portfolio rebalancing, dollar cost averaging, and similar services provided to variable contract owners at no additional cost; (4) Pacific Life’s enhanced reporting of financial information to owners of variable contracts; and (5) Pacific Life’s significant investment in technology to facilitate services to variable contracts owners and their agents.

The Board also considered the fact that neither the advisory fee schedule to be paid to Pacific Life nor the portfolio management fee schedule to be paid to Oppenheimer under the new portfolio management agreement would increase from the fee schedules paid to the current managers. In this regard, the board considered, among other factors, Pacific Life’s expenses associated with the operation of the fund and the portfolios, and the investment-related services provided and expenses incurred by Pacific Life in connection with the variable contracts.

There is no change to the advisory fee paid by the Multi-Strategy and Main Street Core Portfolios to the adviser (Pacific Life). There is a reduction in the advisory fee paid by the Emerging Markets Portfolio to the adviser from 1.10% to 1.00%. The new portfolio management fee paid by Pacific Life to Oppenheimer is a flat fee at an annual rate of 0.23% based on combined assets of all three portfolios they will manage. The portfolio management fee paid by Pacific Life through December 31, 2002 to the current portfolio manager of the Emerging Markets Portfolio (Alliance Capital Management L.P.) pursuant to a portfolio management agreement dated May 1, 1999, as amended December 15, 1999, is an annual rate of 0.85% of the average daily net assets of the portfolio, with scheduled marginal reductions (break points) at certain asset levels. The portfolio management fee paid by Pacific Life through December 31, 2002 to the current portfolio manager of the Multi-Strategy and Large-Cap Core (renamed Main Street Core) Portfolios (J.P. Morgan Investment Management Inc.) pursuant to a portfolio management agreement dated December 16, 1993, as amended January 1, 1997, is an annual rate of 0.45% of the combined average daily net assets of those portfolios, with scheduled break points at certain levels. For the period July 1, 2001 through June 30, 2002, the portfolio management fees paid by Pacific Life for the Multi-Strategy, the Large-Cap Core, and the Emerging Markets Portfolios were $1,886,225, $3,155,981, and $1,278,810, respectively.

Had the new fees been in effect for that same time period, the portfolio management fees paid by Pacific Life would have been $1,695,939, $2,837,598, and $390,579 respectively, which would have represented a reduction in such fee of 10.09%, 10.09%, and 69.46%, respectively, for the period stated.

The Board found that: (i) the compensation payable under the agreements was determined to bear a reasonable relationship to the services to be rendered and to be fair and reasonable; and (ii) the agreements are in the best interests of the fund and its shareholders.

The new portfolio management agreement among the fund, Pacific Life and Oppenheimer is substantially similar to the prior portfolio management agreements with respect to

11

MANAGING PACIFIC SELECT FUND

the portfolios, other than with respect to the identity of the portfolio manager and the dates. Oppenheimer will, subject to the supervision of Pacific Life, provide a continuous investment program for the portfolios and determine the composition of the assets of the portfolios, including the determination of the purchase, retention, or sale of securities, cash and other investments in accordance with the portfolios’ investment objectives, policies and restrictions. Oppenheimer bears the expenses of its own staff for its activities in connection with the services provided under the portfolio management agreement. The portfolios are responsible for their own expenses including, but not limited to, investment advisory, administration fees, custody fees, brokerage and transaction expenses, fees for pricing services, registration fees and cost of regulatory compliance, and fees for professional services, including legal and auditing services. Oppenheimer is not subject to any liability for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under the portfolio management agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties. The new portfolio management agreement will continue in effect for a period of two years from the effective date, and will continue from year to year thereafter, subject to approval annually by the Board or by the shareholders of the portfolios and also, in either event, approval of a majority of the independent trustees. The new portfolio management agreement may be terminated without penalty at any time by any of the parties upon 60 days prior written notice to the others.

Oppenheimer is a wholly-owned subsidiary of Oppenheimer Acquisition Corp. (OAC), a holding company controlled by Massachusetts Mutual Life Insurance Company (MassMutual). OAC is located at 498 Seventh Ave., New York, NY 10021 and MassMutual is located at 1295 State Street, Springfield, Massachusetts 01111. MassMutual owns more than 95% of the outstanding common stock of OAC, with the remainder owned by an outside investor and senior management of Oppenheimer.

The names and principal occupations of the principal executive officer and each director of Oppenheimer are John V. Murphy, chairman, president and chief executive officer, O. Leonard Darling, vice chairman, executive vice president and chief investment officer, and Andrew Ruotolo, executive vice president. The address of each such person is 498 Seventh Ave., New York, NY 10021.

The following tables contain information on advisory fees paid to Oppenheimer by other funds with investment objectives similar to the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios. Information on commissions paid by those portfolios to affiliated brokers is contained in the Statement of Additional Information under the heading “Portfolio Transactions and Brokerage”.

Oppenheimer Funds Comparable to Multi-Strategy Portfolio	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer Multiple Strategies Fund	High total investment return consistent with preservation of principal.	0.75% of the first $200 million 0.72% of the next $200 million 0.69% of the next $200 million 0.66% of the next $200 million 0.60% of the next $700 million 0.58% in excess of $1.5 billion	$616,360,261

Oppenheimer Variable Account Fund, Multiple Strategies Fund Portfolio	Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and “Money Market” securities.	0.75% on the first $200 million 0.72% of the next $200 million 0.69% of the next $200 million 0.66% of the next $200 million 0.60% in excess of $800 million	$473,356,986

12

Oppenheimer Funds Comparable to Main Street Core Portfolio	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer Main Street Growth & Income Fund	High total return.	0.65% of the first $200 million 0.60% of the next $150 million 0.55% of the next $150 million 0.45% in excess of $500 million	$11,034,257,280

Oppenheimer Variable Account Fund, Main Street Growth & Income Portfolio	High total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time the Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.	0.75% on the first $200 million 0.75% of the next $200 million 0.72% of the next $200 million 0.66% of the next $200 million 0.60% in excess of $800 million	$982,253,623

Oppenheimer Capital Income Fund	As much current income as is compatible with prudent investment. It has a secondary objective to conserve principal while providing an opportunity for capital appreciation.	0.75% of the first $100 million 0.70% of the next $100 million 0.65% of the next $100 million 0.60% of the next $100 million 0.55% of the next $100 million 0.50% in excess of $500 million	$2,242,319

Oppenheimer Main Street Opportunity Fund	Long-term capital appreciation.	0.75% of the first $200 million 0.72% of the next $200 million	$711,918,048

Oppenheimer Main Street Small Cap Fund	Capital appreciation from small company stocks.	0.69% of the next $200 million 0.66% of the next $200 million 0.60% in excess of $800 million	$995,640,854

Oppenheimer Total Return Fund, Inc.	High total return.	0.75% of the first $100 million 0.70% of the next $100 million 0.65% of the next $100 million 0.60% of the next $100 million 0.55% of the next $100 million 0.50% in excess of $500 million	$2,479,569,097

Oppenheimer Capital Appreciation Fund	Capital appreciation.	0.75% of the first $200 million 0.72% of the next $200 million 0.69% of the next $200 million 0.66% of the next $200 million	$6,348,668,027

Oppenheimer Growth Fund	Long-term growth from a diverse portfolio of stocks.	0.60% of the next $700 million 0.58% of the next $1 billion 0.56% of the next $2 billion 0.54% thereafter	$1,535,702,499

Oppenheimer Disciplined Allocation Fund	Maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments according to changing market conditions.	0.625% of the first $300 million	$111,436,296

Oppenheimer Value Fund	Long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.	0.50% of the next $100 million 0.45% thereafter	$218,807,282

Oppenheimer Enterprise Fund[1]	Capital appreciation for its shareholders; current income is not an objective.		$181,296,902

Oppenheimer Trinity Large Cap Growth Fund		0.75% of the first $200 million 0.72% of the next $200 million	$36,625,203

Oppenheimer Trinity Core Fund	Style and market capitalization adherence in a diversified portfolio of stocks.	0.69% of the next $200 million 0.66% of the next $200 million 0.60% thereafter	$8,512,712

Oppenheimer Trinity Value Fund			$12,418,669

Atlas Growth & Income Fund	Long-term capital growth and some current income consistent with prudent investment management.	0.30% of the first $50 million 0.25% thereafter	$273,632,130

Atlas Strategic Income Fund	High level of current income consistent with prudent risk management and preservation of capital.	0.30% of the first $100 million 0.25% thereafter	$123,410,134

13

MANAGING PACIFIC SELECT FUND

Oppenheimer Funds Comparable to Main Street Core Portfolio (continued)	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Growth Fund, WM Trust II		0.40% of the first $150 million 0.375% of the next $150 million	$537,875,586

Growth Fund, WM Variable Trust	Capital appreciation.	0.35% of the next $200 million 0.30% thereafter	$269,898,551

Evergreen Masters Fund		0.50% of the first $500 million	$127,658,333

Evergreen VA Masters Fund	Long-term capital growth.	0.40% of the next $500 million 0.35% thereafter	$26,831,519

[1]	Oppenheimer has waived, reduced, or otherwise agreed to reduce its compensation with respect to the fund.

Oppenheimer Funds Comparable to Emerging Markets Portfolio	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer Developing Markets Fund	Capital appreciation as its investment objective. The receipt of income is an incidental consideration in the selection of the Fund’s portfolio securities.	1.00% of the first $250 million 0.95% of the next $250 million 0.90% of the next $500 million 0.85% in excess of $1 billion	$440,455,008

Oppenheimer Europe Fund[2]	Long-term growth from European equity securities.	0.80% of the first $250 million 0.77% of the next $250 million 0.75% of the next $500 million 0.69% of the next $1 billion 0.67% thereafter	$10,414,189

Oppenheimer International Growth Fund	Long-term growth from foreign securities.	0.80% of the first $250 million 0.77% of the next $250 million	$623,519,504

Oppenheimer International Small Company Fund	High long-term capital appreciation.	0.75% of the next $500 million 0.69% of the next $1 billion 0.67% thereafter	$58,256,677

Oppenheimer Global Fund	Long-term capital appreciation.	0.80% of the first $250 million 0.77% of the next $250 million 0.75% of the next $500 million 0.69% of the next $1 billion 0.67% of the next $1.5 billion 0.65% of the next $2.5 billion 0.63% thereafter	$6,964,532,668

Oppenheimer Global Growth & Income Fund	Capital appreciation consistent with preservation of principal while providing current income.	0.80% of the first $250 million 0.77% of the next $250 million 0.75% of the next $500 million 0.69% of the next $1,000 million 0.67% thereafter	$1,994,578,137

Atlas Global Growth Fund	Long-term capital growth, without consideration of current income, consistent	0.35% of the first $50 million 0.30% of the next $50 million	$95,848,005

Atlas Emerging Growth	with prudent investment management.	0.25% thereafter	$16,427,633

Clarington Global Equity Fund		0.75% of the first $35 million 0.70% of the next $35 million 0.65% of the next $30 million	$119,224,435

Clarington International Growth Fund	Long-term capital appreciation.	0.60% of the next $30 million 0.45% of the next $70 million 0.35% of the next $100 million 0.30% thereafter	$10,105,364

Ultra Series Fund—Global Series Fund	Capital appreciation.	0.50% of the first $50 million 0.45% of the next $50 million 0.40% of the next $150 million 0.35% thereafter	$10,578,660

JNL./Oppenheimer Global Growth Series	Capital appreciation consistent with preservation of principal, while providing income.	0.35% of the first $300 million 0.30% of the next $350 million 0.25% thereafter	$52,880,202

JNL./Oppenheimer Growth Series	Capital appreciation.	0.45% of the first $50 million 0.40% of the next $50 million 0.35% of the next $150 million 0.30% thereafter	$18,902,311

14

Oppenheimer Funds Comparable to Emerging Markets Portfolio (continued)	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

SBL Fund, Series D – Global Series	Long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.	0.35% of the first $300 million 0.30% of the next $350 million	$329,695,881

Security Equity Fund – Global Series	Long-term growth of capital primarily through investment in securities of companies domiciled in foreign countries and the U.S.	0.25% thereafter	$75,291,704

SBL Fund, Series D	Long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.	0.35% of the first $50 million 0.30% of the next $200 million 0.25% thereafter	$329,674,069

AXA Premier International Equity Fund	Long-term growth of capital.	0.50% of the first $50 million 0.45% of the next $50 million	$7,223,050

AXA Premier VIP International Equity Fund		0.40% thereafter	$64,609,324

TD Global Select Fund	Capital appreciation.	0.60% of the first $100 million 0.50% of the next $100 million 0.40% thereafter	$346,189,358

[2]	Oppenheimer has waived, reduced, or otherwise agreed to reduce its compensation with respect to the fund.

OppenheimerFunds, Inc. 498 Seventh Ave New York, NY 10021
Oppenheimer is one of the largest mutual fund companies in the United States, with more than $120 billion in assets under management as of September 30, 2002. Oppenheimer has been serving the investment needs of financial advisors and their clients since 1960 with more than 60 mutual funds and more than 7 million shareholder accounts.

Oppenheimer manages the Multi-Strategy, the Main Street Core (formerly Large-Cap Core), and the Emerging Markets Portfolios.

Other members of the Multi-Strategy portfolio management team include:

George R. Evans, CFA, vice president of Oppenheimer has over 15 years experience as an investment professional, including 12 years with Oppenheimer.

David P. Negri, PhD, senior vice president of Oppenheimer has over 18 years experience as an investment professional, including 14 years with Oppenheimer.

Michael S. Levine, CFA, vice president of Oppenheimer has over 12 years experience as an investment professional, including 8 years with Oppenheimer.

Susan Switzer, vice president of Oppenheimer has over 12 years experience as an investment professional, including 5 years with Oppenheimer.

Christopher Leavy, CFA, senior vice president of Oppenheimer has over 10 years experience as an investment professional, including 2 years with Oppenheimer.

Distributor	Pacific Select Distributors, Inc. 700 Newport Center Drive P.O. Box 9000 Newport Beach, CA 92660
Annual Report
An annual report for the fund dated December 31, 2001 is available without charge upon request by calling:

Pacific Life’s Annuity Contract Owners: 1-800-722-2333
Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681
PL&A’s Annuity Contract Owners: 1-800-748-6907
PL&A’s Life Insurance Policy Owners: 1-888-595-6997

15

PERFORMANCE OF COMPARABLE ACCOUNTS

About the composites
This section shows you how a substantially similar account (or composite of accounts), managed by Oppenheimer that now manages the Multi-Strategy, Main Street Core and Emerging Markets Portfolios has performed in the past. It does not show you how the portfolios have performed or will perform.

When showing comparable performance, Oppenheimer generally includes all accounts with substantially similar goals and policies. Oppenheimer has represented that exclusion or omission of any substantially similar account’s performance from the presentations that follow, individually or in the aggregate, does not result in a performance presentation that differs materially from a performance presentation that includes such accounts. Oppenheimer may, however, not include accounts that are too small or have too short an investment time horizon to accurately reflect Oppenheimer’s performance, or that do not meet other established criteria to be included in a published composite.

Each composite’s results are asset weighted and calculated on a monthly basis. Quarterly and annual composite performance figures are computed by linking monthly returns. Performance figures for each account are calculated monthly. Monthly market values include income accruals.

OPPENHEIMERFUNDS, INC.

This chart shows the historical
performance of the Oppenheimer Multiple Strategies Composite. The accounts in the composite have investment objectives, policies and strategies that are substantially similar to those of the Multi-Strategy Portfolio. As of 12/31/01 the composite consisted of 2 mutual funds.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Multi-Strategy Portfolio has performed or will perform. Total returns represent past performance of the composite and not the Multi-Strategy Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the Multi-Strategy Portfolio – it shows the performance of similar accounts managed by Oppenheimer.

Annual total returns/Average annual total returns for the periods ending December 31, 2001

Period	Oppenheimer Multiple Strategies Composite (%)[1]	Lehman Brothers Aggregate Bond Index (%)[2]	S&P 500 Index (%)[3]

1/1/02–9/30/02 (not annualized) 2001 2000 1999 1998 1997 1996 1995 1994 1993 1992	(16.11) 1.94 6.51 11.17 6.86 17.51 16.13 21.93 (1.79) 16.13 8.08	8.55 8.44 11.63 (0.82) 8.69 9.65 3.63 18.47 (2.92) 9.75 7.40	(28.15) (11.88) (9.11) 21.04 28.58 33.36 22.96 37.58 1.32 10.08 7.62

1 year 5 years 10 years	1.94 8.67 10.22	8.44 7.83 7.23	(11.88) 10.70 12.93

[1]  This column shows performance after average advisory fees and operating expenses charged to the accounts in the composite have been deducted, including custody fees and other expenses normally paid by mutual funds and which the Multi-Strategy Portfolio will pay. The Multi-Strategy Portfolio’s fees and expenses may be higher than those reflected in this composite which would reduce performance.

[2]  The Lehman Brothers Aggregate Bond Index, an index of investment grade fixed income securities with maturities of at least one year. Results include reinvested dividends.

[3]  The Standard & Poor’s 500 Composite Stock Price Index shows the performance of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

16

OPPENHEIMERFUNDS, INC.

This chart shows the historical performance of the Oppenheimer Main Street Growth and Income composite. The accounts in the composite have investment objectives, policies and strategies that are substantially similar to those of the Main Street Core Portfolio. As of 12/31/01 the composite consisted of 2 mutual funds.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Main Street Core Portfolio has performed or will perform. Total returns represent past performance of the composite and not the Main Street Core Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the Main Street Core Portfolio – it shows the performance of similar accounts managed by Oppenheimer.

Annual total returns/Average annual total returns for the periods ending December 31, 2001

Period	Oppenheimer Main Street Growth and Income Composite (%)[1]	S&P 500 Index (%)[2]

1/1/02–9/30/02 (not annualized) 2001 2000 1999 1998 1997 1996 1995 1994 1993 1992	(22.81) (10.42) (8.03) 17.40 24.27 26.77 15.92 30.76 (1.53) 35.39 31.08	(28.15) (11.88) (9.11) 21.04 28.58 33.36 22.96 37.58 1.32 10.08 7.62

1 year 5 years 10 years	(10.42) 10.33 16.95	(11.88) 10.70 12.93

[1]  This column shows performance after average advisory fees and operating expenses charged to the acounts in the composite have been deducted, including custody fees and other expenses normally paid by mutual funds and which the Main Street Core Portfolio will pay. The Main Street Core Portfolio’s fees and expenses may be higher than those reflected in this composite which would reduce performance.

[2]  The Standard & Poor’s 500 Composite Stock Price Index shows the performance of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

This chart shows the historical
performance of the Class A shares of a mutual fund managed by Oppenheimer. The mutual fund has investment objectives, policies and strategies that are substantially similar to those of the Emerging Markets Portfolio.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Emerging Markets Portfolio has performed or will perform. Total returns represent past performance of the, Class A shares of the comparable mutual fund and not the Emerging Markets Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the Emerging Markets Portfolio – it shows the performance of a similar account managed by Oppenheimer.

Annual total returns/Average annual total returns for the periods ending December 31, 2001

Period	Oppenheimer-managed mutual fund, Class A (%)[1]	MSCI Emerging Markets Free Index (%)[2]

1/1/02–9/30/02 (not annualized) 2001 2000 1999 1998 1997 1996[3]	(12.65) (5.73) (5.26) 82.30 (19.36) 14.09 1.50	(14.57) (2.37) (30.61) 66.41 (25.34) (11.58) 0.45

1 year 3 years 5 years Since Inception[3]	(5.73) 17.64 8.42 8.53	(2.37) 4.08 (5.74) (5.56)

[1]  This column shows performance (calculated in accordance with SEC standards) of a comparable Oppenheimer-managed fund after Class A advisory fees and operating expenses have been deducted, including custody fees and other expenses normally paid by mutual funds and which the Emerging Markets Portfolio will pay. The Emerging Markets Portfolio’s fees and expenses may be higher than those reflected in the comparable fund which would reduce performance.

[2]  The MSCI Emerging Markets Free Index shows the performance typically of 800 to 900 stocks from approximately 26 emerging market countries.

[3]  The inception date of the Oppenheimer-managed mutual fund was November 18, 1996. Total returns and expenses are not annualized for the first year of operations.

17

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding as of June 30, 2002 (Unaudited)

		Investment Activities			Distributions				Ratios/Supplemental Data
For the Period Ended	Net Asset Value, Beginning of Period	Net Invest-ment Income	Net Realized and Unrealized Gain (Loss) on Securities	Total from Investment Operations	Dividends from Net Investment Income	Distri-butions from Capital Gains	Total Distri-butions	Net Asset Value, End of Period	Total Return (1)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (2), (3)	Ratio of Gross Expenses to Average Net Assets (2), (3)	Ratio of Net Investment Income After Expense Reductions to Average Net Assets (2), (3)	Ratio of Net Investment Income Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rate

Emerging Markets (4)

06/30/2002	$6.14	$0.05	$0.25	$0.30	($0.03)	$–	($0.03)	$6.41	4.83%	$182,591	1.31%	1.31%	0.71%	0.71%	38.51%

Multi-Strategy (4)

06/30/2002	$14.82	$0.14	($1.57)	($1.43)	($0.08)	($0.14)	($0.22)	$13.17	(9.68%)	$668,690	0.70%	0.70%	1.99%	1.99%	128.88%

Main Street Core (4)(5)

06/30/2002	$20.98	$0.07	($3.96)	($3.89)	($0.03)	$–	($0.03)	$17.06	(18.59%)	$979,081	0.69%	0.70%	0.67%	0.66%	13.04%

(1)	Total return not annualized for periods of less than one full year.
(2)
The ratios of expenses to average daily net assets after expense reductions are after custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser’s reimbursements, if any. The ratios of investment income (loss) before expense reductions to average daily net assets are grossed up by these custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser’s reimbursements, if any.

(3)	Annualized for periods of less than one full year.
(4)	OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003. Another firm managed the portfolio before that date.
(5)	Main Street Core Portfolio was formerly named Large-Cap Core Portfolio.

18

PACIFIC SELECT FUND	SUPPLEMENT DATED DECEMBER 18, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

This supplement changes the fund's prospectus effective January 1, 2003. It gives you information about certain options under your variable annuity contract or variable life insurance policy and restates information contained in the October 8, 2002 supplement. This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2002. Remember to review the fund prospectus for other important information.

New Manager
Effective January 1, 2003, OppenheimerFunds, Inc. (Oppenheimer) became the portfolio manager of the:

•   Multi-Strategy Portfolio
•   Main Street® Core Portfolio (formerly Large-Cap Core Portfolio)
•   Emerging Markets Portfolio

An overview of Pacific Select Fund	An overview of Pacific Select Fund is amended by replacing information regarding the Multi-Strategy, the Large-Cap Core, and the Emerging Markets Portfolios, with the following:

PORTFOLIO AND MANAGER	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	THE PORTFOLIO’S MAIN RISKS
Multi-Strategy Portfolio Oppenheimer	High total return.	A mix of equity and fixed income securities.	Price volatility, changes in interest rates, credit, mortgage-related securities, foreign investments and emerging countries.
Main Street® Core Portfolio (formerly Large-Cap Core Portfolio) Oppenheimer	Long-term growth of capital and income.	Equity securities of large U.S. companies.	Price volatility, changes in interest rates, credit, derivatives and foreign investments.
Emerging Markets Portfolio Oppenheimer	Long-term growth of capital.	Equity securities of companies that are located in countries generally regarded as “emerging market” countries.	Price volatility, foreign investments and emerging countries.

About the portfolios
Effective January 1, 2003, the Large-Cap Core Portfolio changed its name to the Main Street Core Portfolio. All references to the Large-Cap Core Portfolio throughout the prospectus are now references to the Main Street Core Portfolio.

The About the portfolios section is amended by replacing pages 14, 15, 32, 33, 34 and 35 of the prospectus, which describe the Multi-Strategy, the Large-Cap Core, and the Emerging Markets Portfolios with pages 2 through 7 of this supplement.

Although the fundamental policy of the Global Growth Portfolio permits it to be “non-diversified”, the portfolio manager is currently managing the portfolio as though it was a diversified portfolio.
Advisory fee reductions	The Emerging Markets Portfolio’s advisory fee is reduced from the annual rate of 1.10% to 1.00% of the average daily net assets, effective January 1, 2003.
The I-Net TollkeeperSM Portfolio’s advisory fee was reduced from the annual rate of 1.40% to 1.25% of the average daily net assets, effective November 1, 2002.

ABOUT THE PORTFOLIOS	MULTI-STRATEGY PORTFOLIO

The investment goal	This portfolio seeks to provide a high total return from a portfolio of equity and fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest in a mix of equity and fixed income securities, although there is no requirement to weight the portfolio holdings in any fixed proportion. The portfolio invests in stocks mainly for their growth potential and in debt securities for income and to help preserve principal when stock markets are volatile.

Within the equity portion of the portfolio, the portfolio management team will invest principally in the common stock of large and medium-sized U.S. companies, but may also invest up to 20% of the portfolio’s assets in small U.S. companies. The portfolio may also invest in preferred stock, warrants, rights, ADRs, and fixed income securities that can be converted into equity securities, as well as foreign securities. The team may use both “growth” and “value” styles in selecting stocks. They consider fundamental analysis of a company’s financial statements, management structure, operations, product development, and industry analysis. Growth investing seeks stocks that the team believes have possibilities for increases in stock price because of strong earnings growth compared to the market, the development of new products or services, or other favorable economic factors. Value investing seeks stocks that are temporarily out of favor or undervalued in the market by various measures, such as the stock’s price/earnings ratio.

Within the fixed income portion of the portfolio, the team may invest in fixed income securities of any credit rating, principally bonds and notes issued by U.S. and foreign companies and governments, and mortgage-related securities including stripped mortgage-related securities and mortgage dollar rolls (forward commitments). The portfolio may also purchase “Brady Bonds”. In determining whether to purchase a security, the team evaluates business and economic factors affecting an issuer as well as its credit rating. The portfolio’s foreign debt investments may be denominated in U.S. dollars or in foreign currencies. The portfolio may purchase foreign currency in connection with the purchase and sale of foreign securities.

The portfolio will normally invest at least 25% of its assets in equity securities and 25% in fixed-income securities. The remainder will be allocated depending on the manager’s analysis of market conditions.

The portfolio may invest up to 50% of its assets in foreign securities, including those of emerging market countries. American Depositary Receipts (ADRs) are excluded from this limit.

The portfolio may invest up to 35% of its assets in lower-rated, high-yield (“junk”) bonds.

Risks you should be aware of

The Multi-Strategy Portfolio invests in a mix of equity and fixed income securities. The portfolio may be affected by the following risks, among others:

• price volatility – the value of the portfolio changes as the prices of its investments go up or down. This portfolio invests in large, medium and small-sized companies. Small and medium-sized companies may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Small companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

• changes in interest rates – the portfolio’s fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

• credit – the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. The portfolio may invest in high yield (“junk”) bonds, which have low credit ratings by Moody’s (Ba and lower), or Standard & Poor’s (BB and lower), or have not been rated but are of comparable quality. High yield bonds are especially subject to credit risk during periods of economic uncertainty or downturns, and are considered to be mostly speculative in nature.

• mortgage-related securities – can be paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the portfolio will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates. Stripped mortgage-

	MULTI-STRATEGY PORTFOLIO

Risks you should be aware of (continued)

related securities can be particularly sensitive to changes in interest rates. Mortgage dollar rolls could reduce returns and increase a portfolio’s volatility and are particularly sensitive to counterparty risk.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

• emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

How the portfolio performed	Year by year total return (%)

The bar chart shows how the portfolio’s performance has varied over the past 10 years.

The table below the bar chart compares portfolio performance to its benchmark indices.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

For information on how Oppenheimer has managed substantially similar accounts, see Performance of comparable accounts in this supplement.
	as of December 31 each year Best and worst quarterly performance during this period: 4th quarter 1998: 12.08%; 3rd quarter 2001: (7.05)%
	Average annual total return as of December 31, 2001	1 year	5 years	10 years

	Multi-Strategy Portfolio1	(1.15)%	8.55%	9.21%
	Lehman Brothers Aggregate Bond Index2	8.42%	7.43%	7.23%
	Standard & Poor’s 500 Composite Stock Price Index3	(11.88)%	10.70%	12.93%

[1]  OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003 and some investment polices changed at that time. Other firms managed the portfolio before that date. On January 1, 1994 the investment objective and some investment policies changed.

2  The Lehman Brothers Aggregate Bond Index, an index of investment grade fixed income securities with maturities of at least one year. Results include reinvested dividends.

3  The Standard & Poor’s 500 Composite Stock Price Index, an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

Who manages the portfolio

This portfolio is managed by a team lead by:

Richard Rubinstein, CFA, CFP, senior vice president of Oppenheimer has over 20 years experience as an investment professional, including 12 years with Oppenheimer.

For information regarding other principal members of the team, see Managing Pacific Select Fund in this supplement.

The Multi-Strategy Portfolio is managed by a team of portfolio managers at OppenheimerFunds, Inc. (Oppenheimer).

ABOUT THE PORTFOLIOS	MAIN STREET CORE PORTFOLIO

The investment goal	This portfolio seeks long-term growth of capital and income.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest in equity securities of companies of different capitalization ranges. Currently, the portfolio manager focuses on U.S. companies with large market capitalizations. It may invest in medium and small companies and in companies located outside the U.S. and in American Depositary Receipts.

In selecting securities for purchase or sale the manager uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. Generally, the selection process currently involves the use of:

• Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom up” models helps to rank stocks in a universe typically including 2000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

• Fundamental research: The manager uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

• Judgment: The portfolio is then continuously rebalanced by the manager, using the tools described above. The manager may consider other factors as well.

The portfolio invests principally in common stock. It may also invest in other equity securities or equivalents, like preferred stock, convertible stock, and in fixed income securities that can be converted into equity securities. In addition the portfolio may invest in debt securities, such as bonds and debentures, and in issuers in foreign countries (including emerging market countries), but does not currently emphasize these investments.

The portfolio may invest in derivatives (such as index options and stock index futures contracts) to try to increase returns, to try to gain access to a market, or as a substitute for buying the securities in the index.

A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors.

Risks you should be aware of

The Main Street Core Portfolio may be affected by the following risks, among others:

• price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The manager tries to control price volatility by investing in many different companies in a variety of industries. This portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

• changes in interest rates – the portfolio’s fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

• credit – the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.

	MAIN STREET CORE PORTFOLIO

Risks you should be aware of (continued)

• derivatives – such as options and futures contracts derive their value from the value of an underlying security, group of securities or an index. Derivatives could increase a portfolio’s volatility and reduce returns.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

How the portfolio performed	Year by year total return (%)

The bar chart shows how the portfolio’s performance has varied over the past 10 years.

The table below the bar chart compares portfolio performance to its benchmark index.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

For information on how Oppenheimer has managed substantially similar accounts, see Performance of comparable accounts in this supplement.
	as of December 31 each year Best and worst quarterly performance during this period: 4th quarter 1998: 21.81%; 3rd quarter 2001: (16.06)%
	Average annual total return as of December 31, 2001	1 year	5 years	10 years

	Main Street Core Portfolio1	(8.87)%	8.99%	10.65%
	Standard & Poor’s 500 Composite Stock Price Index2	(11.88)%	10.70%	12.93%

1  OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003 and some investment policies changed at that time. Other firms managed the portfolio before that date. On January 1, 1994, some investment policies changed.

2  The Standard & Poor’s 500 Composite Stock Price Index, an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

Who manages the portfolio

Charles E. Albers, CFA, senior vice president of Oppenheimer has over 30 years of experience as an investment professional, including 4 years with Oppenheimer.

Nikolaos D. Monoyios, CFA, vice president of Oppenheimer has over 20 years of experience as an investment professional, including 4 years with Oppenheimer.

The Main Street Core Portfolio is managed by a team of portfolio managers at OppenheimerFunds, Inc. (Oppenheimer).

ABOUT THE PORTFOLIOS	EMERGING MARKETS PORTFOLIO

This portfolio is not available for: • Pacific Corinthian variable annuity contracts

The investment goal	This portfolio seeks long-term growth of capital.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest at least 80% of its assets in securities (including American Depositary Receipts) of companies whose principal activities are conducted in countries that are generally regarded as “emerging market” countries. The portfolio principally invests in common stock and other equity securities.

The portfolio manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects. In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates. In seeking broad diversification of the portfolio, the manager currently searches for:

• companies of different capitalization ranges with strong market positions and the ability to take advantage of barriers to competition in their industry, such as high start-up costs
• companies with management that has a proven record
• companies (new or established) entering into a growth cycle
• companies with the potential to withstand high market volatility
• companies with strong earnings growth whose stock is selling at a reasonable price.

In applying these and other selection criteria, the manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from four main global trends: development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. This strategy may change over time.

The portfolio may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the manager believes they have growth potential. The portfolio may try to take tactical advantage of short-term market movements or events affecting particular issuers or industries. At times, the portfolio might increase the relative emphasis of its investments in a particular industry or group of industries or in a particular region of the world.

Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. These countries are generally located in Latin America, Asia, the Middle East, Eastern Europe and Africa.

The portfolio may invest in U.S. and foreign government securities, high-quality corporate fixed income securities, or money market instruments, to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing.

Under normal market conditions, the manager will invest in securities of issuers in at least three emerging market countries.
The manager may also invest in preferred and convertible stocks or other equity equivalents, securities of issuers in special situations (including mergers and reorganizations), small unseasoned companies, domestic securities (in small amounts), debt securities of foreign companies and governments in developed and developing countries.

Risks you should be aware of

The Emerging Markets Portfolio may be affected by the following risks, among others:

• price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. Different stock markets may behave differently from each other. This portfolio invests in companies in emerging markets, which may be particularly volatile. It also invests in smaller companies and growth stocks, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

This portfolio invests in companies the manager believes have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are “undervalued,” for example. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

The value of this portfolio may have greater price swings than most of the Pacific Select Fund portfolios.

	EMERGING MARKETS PORTFOLIO

Risks you should be aware of (continued)

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

• emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

How the portfolio performed	Year by year total return (%)
The bar chart shows how the portfolio’s performance has varied since its inception.

The table below the bar chart compares portfolio performance to its benchmark index.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

For information on how Oppenheimer has managed substantially similar accounts, see Performance of comparable accounts in this supplement.
	as of December 31 each year[1] Best and worst quarterly performance during this period: 4th quarter 2001: 29.73%; 3rd quarter 1998: (25.07)%
	Average annual total return as of December 31, 2001	1 year	5 years	Since inception (April 1, 1996)

	Emerging Markets Portfolio1	(8.68)%	(8.29)%	(7.77)%
	MSCI Emerging Markets Free Index2	(2.37)%	(5.74)%	(5.04)%

1  OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003. Other firms managed the portfolio before that date.

2  The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an index typically made up of 800 to 900 stocks from approximately 26 emerging market countries. Results include reinvested dividends.

Who manages the portfolio	Rajeev Bhaman, CFA, vice president of Oppenheimer has over 12 years of experience as an investment professional, including 6 years with Oppenheimer.
The Emerging Markets Portfolio is managed by OppenheimerFunds, Inc. (Oppenheimer).

MANAGING PACIFIC SELECT FUND

Fees and expenses paid by the fund
The first paragraph in Fees and expenses paid by the fund is replaced with the following:

The table below shows the advisory fee and fund expenses as an annual percentage of each portfolio’s average daily net assets, based on the year 2001 unless otherwise noted. To help limit fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2003. In 2001, Pacific Life recouped $13,202 from the I-Net Tollkeeper Portfolio for its reimbursements in 2000 under the expense limitation agreement.

Information on the Emerging Markets and I-Net Tollkeeper Portfolios in the table is replaced with the following:

	Portfolio	Advisory fee	Other expenses	12b-1 amounts†	Total expenses	Less adviser’s reimbursement	Total net expenses

	Emerging Markets[1,2]	1.00	0.22	—	1.22	—	1.22

	I-Net Tollkeeper[3]	1.25	0.07	—	1.32	—	1.32

[1]  Total adjusted net expenses for this portfolio, after deduction of an offset for custodian credits and the 12b-1 recapture were 1.21%.

[2]  Effective January 1, 2003, advisory fee is reduced from the annual rate of 1.10% of the average daily net assets to 1.00%.

[3]  Effective November 1, 2002, advisory fee is reduced from the annual rate of 1.40% of the average daily net assets to 1.25%.

† The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions”). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

Who manages the portfolio section is amended	The portfolio manager information for the respective portfolio is changed as noted below.
Small-Cap Equity Portfolio
The following information is added:

Kathryn M. Peters, vice president of Capital International Research, Inc., has 14 years of research/investment experience, including 1 year with the Capital organization. She was previously associated with Montgomery Asset Management.

International Value Portfolio	Information regarding Ronald J. Saba is deleted.
Capital Opportunities Portfolio
Information regarding Maura A. Shaughnessy is deleted, and the following is added:

S. Irfan Ali, is a senior vice president of MFS. Mr. Ali has been employed in the investment management area of MFS since 1993. He has a BA and and an MBA from Harvard.

Kenneth J. Enright, is a senior vice president of MFS. Mr. Enright has been employed in the investment management area of MFS since 1986. He has a BS from Boston State College and an MBA from Babson College.

High Yield Bond Portfolio	Information regarding Lori Johnstone is deleted.
Equity Income Portfolio
The following information is added:

Bartlett R. Geer is a senior vice president of Putnam. He joined Putnam in 2000 and was previously associated with State Street Research & Management.

Jeanne L. Mockard is a senior vice president of Putnam. She has been associated with Putnam since 1990.

James M. Prusko is a senior vice president of Putnam. He has been associated with Putnam since 1992.

Research Portfolio	The following information is added: Stephen A. Gorman is a managing director of Putnam. He has been associated with Putnam since 2002.
Aggressive Equity Portfolio
The following information is added:

Joseph P. Joseph is a managing director of Putnam. He has been associated with Putnam since 1994.

Tinh D. Bui is a senior vice president of Putnam. He joined Putnam in 2001 and was previously associated with PPMAmerica, Inc.

Gerald I. Moore is a senior vice president of Putnam. He joined Putnam in 1997 and was previously associated with Boston Company Asset Management.

MANAGING PACIFIC SELECT FUND

Managing Pacific Select Fund— About the portfolio managers Pacific Life Insurance Company 700 Newport Center Drive Newport Beach, California 92660
Managing Pacific Select Fund—About the portfolio managers is amended by replacing the first paragraph under Pacific Life with the following information:

Founded in 1868, Pacific Life, the adviser and administrator of the fund, provides life and health insurance products, individual annuities, mutual funds, group employee benefits, and offers to individuals, businesses and pension plans a variety of investment products and services. Over the past five years, the company has grown from the 20th to the 15th largest life insurance company in the nation, based on assets as of December 31, 2001. The Pacific Life family of companies has business relationships with more than two-thirds of the 100 largest U.S. companies. Additional information about Pacific Life can be obtained at its Web site, www.PacificLife.com.

Information concerning portfolio manager change for the Multi-Strategy, Large-Cap Core (renamed Main Street Core) and Emerging Markets Portfolios
At a meeting held on October 2, 2002, Pacific Select Fund’s board of trustees, including a majority of independent trustees, approved OppenheimerFunds, Inc. (Oppenheimer) to serve as the new portfolio manager of the Multi-Strategy, Large-Cap Core (renamed Main Street Core) and Emerging Markets Portfolios effective January 1, 2003 and approved a new portfolio management agreement with Oppenheimer. In reaching this determination, the board considered, among other things, (1) the nature, extent and quality of services provided, including the experience of the personnel of Oppenheimer in managing other accounts with similar investment objectives and policies as those of the Multi-Strategy, Main Street Core and Emerging Markets Portfolios, (2) the recommendations of Pacific Life, (3) the reasonableness of the compensation to be paid under the advisory and portfolio management agreement and a comparative analysis of expense ratios including advisory fees of similar funds; (4) advisory and subadvisory fees paid to Oppenheimer for such services to other funds; (5) a comparative analysis of performance of each portfolio to similar funds and relevant market indices and a comparative analysis of accounts with substantially similar investment strategies; (6) profitability information provided by Pacific Life and the portfolio manager; and (7) the terms and conditions of the advisory and portfolio management agreements.

In evaluating the new portfolio management agreement, the Board of Trustees also considered Pacific Life’s efforts and expenses associated with the development and operation of variable life insurance policies and variable annuity contracts whose proceeds are invested in the Portfolios, as well as Pacific Life’s profits and losses and the reasonableness of its financial goals. The Board also considered the investment-related services rendered by Pacific Life in connection with the variable contracts, and noted: (1) the high quality of contract owner servicing rendered by Pacific Life, which has received high ratings in industry surveys; (2) the provision of asset allocation services to owners of Pacific Life variable contracts at no additional cost; (3) the provision of portfolio rebalancing, dollar cost averaging, and similar services provided to variable contract owners at no additional cost; (4) Pacific Life’s enhanced reporting of financial information to owners of variable contracts; and (5) Pacific Life’s significant investment in technology to facilitate services to variable contracts owners and their agents.

The Board also considered the fact that neither the advisory fee schedule to be paid to Pacific Life nor the portfolio management fee schedule to be paid to Oppenheimer under the new portfolio management agreement would increase from the fee schedules paid to the current managers. In this regard, the board considered, among other factors, Pacific Life’s expenses associated with the operation of the fund and the portfolios, and the investment-related services provided and expenses incurred by Pacific Life in connection with the variable contracts.

There is no change to the advisory fee paid by the Multi-Strategy and Main Street Core Portfolios to the adviser (Pacific Life). There is a reduction in the advisory fee paid by the Emerging Markets Portfolio to the adviser from 1.10% to 1.00%. The new portfolio management fee paid by Pacific Life to Oppenheimer is a flat fee at an annual rate of 0.23% based on combined assets of all three portfolios they will manage. The portfolio management fee paid by Pacific Life through December 31, 2002 to the current portfolio manager of the Emerging Markets Portfolio (Alliance Capital Management L.P.) pursuant to a portfolio management agreement dated May 1, 1999, as amended December 15, 1999, is an annual rate of 0.85% of the average daily net assets of the portfolio, with scheduled marginal reductions (break points) at certain asset levels. The portfolio management fee paid by Pacific Life through December 31, 2002 to the current portfolio manager of the Multi-Strategy and Large-Cap Core (renamed Main Street Core) Portfolios (J.P. Morgan Investment Management Inc.) pursuant to a portfolio management agreement dated December 16, 1993, as amended January 1, 1997, is an annual rate of 0.45% of the combined average daily net assets of those portfolios, with scheduled break points at certain levels. For the period July 1, 2001 through June 30, 2002, the portfolio management fees paid by Pacific Life for the Multi-Strategy, the Large-Cap Core, and the Emerging Markets Portfolios were $1,886,225, $3,155,981, and $1,278,810, respectively.

Had the new fees been in effect for that same time period, the portfolio management fees paid by Pacific Life would have been $1,695,939, $2,837,598, and $390,579 respectively, which would have represented a reduction in such fee of 10.09%, 10.09%, and 69.46%, respectively, for the period stated.

The Board found that: (i) the compensation payable under the agreements was determined to bear a reasonable relationship to the services to be rendered and to be fair and reasonable; and (ii) the agreements are in the best interests of the fund and its shareholders.

The new portfolio management agreement among the fund, Pacific Life and Oppenheimer is substantially similar to the prior portfolio management agreements with respect to the portfolios, other than with respect to the identity of the portfolio manager and the dates. Oppenheimer will, subject to the supervision of Pacific Life, provide a continuous investment program for the portfolios and determine the composition of the assets of the portfolios, including the determination of the purchase, retention, or sale of securities, cash and other investments in accordance with the portfolios’ investment objectives, policies and restrictions. Oppenheimer bears the expenses of its own staff for its activities in connection with the services provided under the portfolio management agreement. The portfolios are responsible for their own expenses including, but not limited to, investment advisory, administration fees, custody fees, brokerage and transaction expenses, fees for pricing services, registration fees and cost of regulatory compliance, and fees for professional services, including legal and auditing services. Oppenheimer is not subject to any liability for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under the portfolio management agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties. The new portfolio management agreement will continue in effect for a period of two years from the effective date, and will continue from year to year thereafter, subject to approval annually by the Board or by the shareholders of the portfolios and also, in either event, approval of a majority of the independent trustees. The new portfolio management agreement may be terminated without penalty at any time by any of the parties upon 60 days prior written notice to the others.

MANAGING PACIFIC SELECT FUND

Oppenheimer is a wholly-owned subsidiary of Oppenheimer Acquisition Corp. (OAC), a holding company controlled by Massachusetts Mutual Life Insurance Company (MassMutual). OAC is located at 498 Seventh Ave., New York, NY 10021 and MassMutual is located at 1295 State Street, Springfield, Massachusetts 01111. MassMutual owns more than 95% of the outstanding common stock of OAC, with the remainder owned by an outside investor and senior management of Oppenheimer.

The names and principal occupations of the principal executive officer and each director of Oppenheimer are John V. Murphy, chairman, president and chief executive officer, O. Leonard Darling, vice chairman, executive vice president and chief investment officer, and Andrew Ruotolo, executive vice president. The address of each such person is 498 Seventh Ave., New York, NY 10021.

The following tables contain information on advisory fees paid to Oppenheimer by other funds with investment objectives similar to the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios. Information on commissions paid by those portfolios to affiliated brokers is contained in the Statement of Additional Information under the heading “Portfolio Transactions and Brokerage”.

Oppenheimer Funds Comparable to Multi-Strategy Portfolio	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer Multiple Strategies Fund	High total investment return consistent with preservation of principal.	0.75% of the first $200 million 0.72% of the next $200 million 0.69% of the next $200 million 0.66% of the next $200 million 0.60% of the next $700 million 0.58% in excess of $1.5 billion	$616,360,261

Oppenheimer Variable Account Fund, Multiple Strategies Fund Portfolio	Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and “Money Market” securities.	0.75% on the first $200 million 0.72% of the next $200 million 0.69% of the next $200 million 0.66% of the next $200 million 0.60% in excess of $800 million	$473,356,986

Oppenheimer Funds Comparable to Main Street Core Portfolio	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer Main Street Growth & Income Fund	High total return.	0.65% of the first $200 million 0.60% of the next $150 million 0.55% of the next $150 million 0.45% in excess of $500 million	$11,034,257,280

Oppenheimer Variable Account Fund, Main Street Growth & Income Portfolio	High total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time the Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.	0.75% on the first $200 million 0.75% of the next $200 million 0.72% of the next $200 million 0.66% of the next $200 million 0.60% in excess of $800 million	$982,253,623

Oppenheimer Capital Income Fund	As much current income as is compatible with prudent investment. It has a secondary objective to conserve principal while providing an opportunity for capital appreciation.	0.75% of the first $100 million 0.70% of the next $100 million 0.65% of the next $100 million 0.60% of the next $100 million 0.55% of the next $100 million 0.50% in excess of $500 million	$2,242,319

Oppenheimer Main Street Opportunity Fund	Long-term capital appreciation.	0.75% of the first $200 million 0.72% of the next $200 million	$711,918,048

Oppenheimer Main Street Small Cap Fund	Capital appreciation from small company stocks.	0.69% of the next $200 million 0.66% of the next $200 million 0.60% in excess of $800 million	$995,640,854

Oppenheimer Funds Comparable to Main Street Core Portfolio (continued)	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer Total Return Fund, Inc.	High total return.	0.75% of the first $100 million 0.70% of the next $100 million 0.65% of the next $100 million 0.60% of the next $100 million 0.55% of the next $100 million 0.50% in excess of $500 million	$2,479,569,097

Oppenheimer Capital Appreciation Fund	Capital appreciation.	0.75% of the first $200 million 0.72% of the next $200 million 0.69% of the next $200 million 0.66% of the next $200 million	$6,348,668,027

Oppenheimer Growth Fund	Long-term growth from a diverse portfolio of stocks.	0.60% of the next $700 million 0.58% of the next $1 billion 0.56% of the next $2 billion 0.54% thereafter	$1,535,702,499

Oppenheimer Disciplined Allocation Fund	Maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments according to changing market conditions.	0.625% of the first $300 million	$111,436,296

Oppenheimer Value Fund	Long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.	0.50% of the next $100 million 0.45% thereafter	$218,807,282

Oppenheimer Enterprise Fund[1]	Capital appreciation for its shareholders; current income is not an objective.		$181,296,902

Oppenheimer Trinity Large Cap Growth Fund		0.75% of the first $200 million 0.72% of the next $200 million	$36,625,203

Oppenheimer Trinity Core Fund	Style and market capitalization adherence in a diversified portfolio of stocks.	0.69% of the next $200 million 0.66% of the next $200 million 0.60% thereafter	$8,512,712

Oppenheimer Trinity Value Fund			$12,418,669

Atlas Growth & Income Fund	Long-term capital growth and some current income consistent with prudent investment management.	0.30% of the first $50 million 0.25% thereafter	$273,632,130

Atlas Strategic Income Fund	High level of current income consistent with prudent risk management and preservation of capital.	0.30% of the first $100 million 0.25% thereafter	$123,410,134

Growth Fund, WM Trust II		0.40% of the first $150 million 0.375% of the next $150 million	$537,875,586

Growth Fund, WM Variable Trust	Capital appreciation.	0.35% of the next $200 million 0.30% thereafter	$269,898,551

Evergreen Masters Fund		0.50% of the first $500 million	$127,658,333

Evergreen VA Masters Fund	Long-term capital growth.	0.40% of the next $500 million 0.35% thereafter	$26,831,519

[1]	Oppenheimer has waived, reduced, or otherwise agreed to reduce its compensation with respect to the fund.

Oppenheimer Funds Comparable to Emerging Markets Portfolio	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer Developing Markets Fund	Capital appreciation as its investment objective. The receipt of income is an incidental consideration in the selection of the Fund’s portfolio securities.	1.00% of the first $250 million 0.95% of the next $250 million 0.90% of the next $500 million 0.85% in excess of $1 billion	$440,455,008

Oppenheimer Europe Fund[2]	Long-term growth from European equity securities.	0.80% of the first $250 million 0.77% of the next $250 million 0.75% of the next $500 million 0.69% of the next $1 billion 0.67% thereafter	$10,414,189

MANAGING PACIFIC SELECT FUND

Oppenheimer Funds Comparable to Emerging Markets Portfolio (continued)	Objective	Advisory Fee Rate as a % of Average Annual Net Assets	Assets as of November 30, 2002

Oppenheimer International Growth Fund	Long-term growth from foreign securities.	0.80% of the first $250 million 0.77% of the next $250 million	$623,519,504

Oppenheimer International Small Company Fund	High long-term capital appreciation.	0.75% of the next $500 million 0.69% of the next $1 billion 0.67% thereafter	$58,256,677

Oppenheimer Global Fund	Long-term capital appreciation.	0.80% of the first $250 million 0.77% of the next $250 million 0.75% of the next $500 million 0.69% of the next $1 billion 0.67% of the next $1.5 billion 0.65% of the next $2.5 billion 0.63% thereafter	$6,964,532,668

Oppenheimer Global Growth & Income Fund	Capital appreciation consistent with preservation of principal while providing current income.	0.80% of the first $250 million 0.77% of the next $250 million 0.75% of the next $500 million 0.69% of the next $1,000 million 0.67% thereafter	$1,994,578,137

Atlas Global Growth Fund	Long-term capital growth, without consideration of current income, consistent	0.35% of the first $50 million 0.30% of the next $50 million	$95,848,005

Atlas Emerging Growth	with prudent investment management.	0.25% thereafter	$16,427,633

Clarington Global Equity Fund		0.75% of the first $35 million 0.70% of the next $35 million 0.65% of the next $30 million	$119,224,435

Clarington International Growth Fund	Long-term capital appreciation.	0.60% of the next $30 million 0.45% of the next $70 million 0.35% of the next $100 million 0.30% thereafter	$10,105,364

Ultra Series Fund—Global Series Fund	Capital appreciation.	0.50% of the first $50 million 0.45% of the next $50 million 0.40% of the next $150 million 0.35% thereafter	$10,578,660

JNL./Oppenheimer Global Growth Series	Capital appreciation consistent with preservation of principal, while providing income.	0.35% of the first $300 million 0.30% of the next $350 million 0.25% thereafter	$52,880,202

JNL./Oppenheimer Growth Series	Capital appreciation.	0.45% of the first $50 million 0.40% of the next $50 million 0.35% of the next $150 million 0.30% thereafter	$18,902,311

SBL Fund, Series D – Global Series	Long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.	0.35% of the first $300 million 0.30% of the next $350 million	$329,695,881

Security Equity Fund – Global Series	Long-term growth of capital primarily through investment in securities of companies domiciled in foreign countries and the U.S.	0.25% thereafter	$75,291,704

SBL Fund, Series D	Long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.	0.35% of the first $50 million 0.30% of the next $200 million 0.25% thereafter	$329,674,069

AXA Premier International Equity Fund	Long-term growth of capital.	0.50% of the first $50 million 0.45% of the next $50 million	$7,223,050

AXA Premier VIP International Equity Fund		0.40% thereafter	$64,609,324

TD Global Select Fund	Capital appreciation.	0.60% of the first $100 million 0.50% of the next $100 million 0.40% thereafter	$346,189,358

[2]	Oppenheimer has waived, reduced, or otherwise agreed to reduce its compensation with respect to the fund.

OppenheimerFunds, Inc. 498 Seventh Ave New York, NY 10021
Oppenheimer is one of the largest mutual fund companies in the United States, with more than $120 billion in assets under management as of September 30, 2002. Oppenheimer has been serving the investment needs of financial advisors and their clients since 1960 with more than 60 mutual funds and more than 7 million shareholder accounts.

Oppenheimer manages the Multi-Strategy, the Main Street Core (formerly Large-Cap Core), and the Emerging Markets Portfolios.

Other members of the Multi-Strategy portfolio management team include:

George R. Evans, CFA, vice president of Oppenheimer has over 15 years experience as an investment professional, including 12 years with Oppenheimer.

David P. Negri, PhD, senior vice president of Oppenheimer has over 18 years experience as an investment professional, including 14 years with Oppenheimer.

Michael S. Levine, CFA, vice president of Oppenheimer has over 12 years experience as an investment professional, including 8 years with Oppenheimer.

Susan Switzer, vice president of Oppenheimer has over 12 years experience as an investment professional, including 5 years with Oppenheimer.

Christopher Leavy, CFA, senior vice president of Oppenheimer has over 10 years experience as an investment professional, including 2 years with Oppenheimer.

Distributor	Pacific Select Distributors, Inc. 700 Newport Center Drive P.O. Box 9000 Newport Beach, CA 92660
Annual Report
An annual report for the fund dated December 31, 2001 is available without charge upon request by calling:

Pacific Life’s Annuity Contract Owners: 1-800-722-2333
Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681
PL&A’s Annuity Contract Owners: 1-800-748-6907
PL&A’s Life Insurance Policy Owners: 1-888-595-6997

PERFORMANCE OF COMPARABLE ACCOUNTS

About the composites
This section shows you how a substantially similar account (or composite of accounts), managed by Oppenheimer that now manages the Multi-Strategy, Main Street Core and Emerging Markets Portfolios has performed in the past. It does not show you how the portfolios have performed or will perform.

When showing comparable performance, Oppenheimer generally includes all accounts with substantially similar goals and policies. Oppenheimer has represented that exclusion or omission of any substantially similar account’s performance from the presentations that follow, individually or in the aggregate, does not result in a performance presentation that differs materially from a performance presentation that includes such accounts. Oppenheimer may, however, not include accounts that are too small or have too short an investment time horizon to accurately reflect Oppenheimer’s performance, or that do not meet other established criteria to be included in a published composite.

Each composite’s results are asset weighted and calculated on a monthly basis. Quarterly and annual composite performance figures are computed by linking monthly returns. Performance figures for each account are calculated monthly. Monthly market values include income accruals.

OPPENHEIMERFUNDS, INC.

This chart shows the historical
performance of the Oppenheimer Multiple Strategies Composite. The accounts in the composite have investment objectives, policies and strategies that are substantially similar to those of the Multi-Strategy Portfolio. As of 12/31/01 the composite consisted of 2 mutual funds.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Multi-Strategy Portfolio has performed or will perform. Total returns represent past performance of the composite and not the Multi-Strategy Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the Multi-Strategy Portfolio – it shows the performance of similar accounts managed by Oppenheimer.

Annual total returns/Average annual total returns for the periods ending December 31, 2001

Period	Oppenheimer Multiple Strategies Composite (%)[1]	Lehman Brothers Aggregate Bond Index (%)[2]	S&P 500 Index (%)[3]

1/1/02–9/30/02 (not annualized) 2001 2000 1999 1998 1997 1996 1995 1994 1993 1992	(16.11) 1.94 6.51 11.17 6.86 17.51 16.13 21.93 (1.79) 16.13 8.08	8.55 8.44 11.63 (0.82) 8.69 9.65 3.63 18.47 (2.92) 9.75 7.40	(28.15) (11.88) (9.11) 21.04 28.58 33.36 22.96 37.58 1.32 10.08 7.62

1 year 5 years 10 years	1.94 8.67 10.22	8.44 7.83 7.23	(11.88) 10.70 12.93

[1]  This column shows performance after average advisory fees and operating expenses charged to the accounts in the composite have been deducted, including custody fees and other expenses normally paid by mutual funds and which the Multi-Strategy Portfolio will pay. The Multi-Strategy Portfolio’s fees and expenses may be higher than those reflected in this composite which would reduce performance.

[2]  The Lehman Brothers Aggregate Bond Index, an index of investment grade fixed income securities with maturities of at least one year. Results include reinvested dividends.

[3]  The Standard & Poor’s 500 Composite Stock Price Index shows the performance of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

OPPENHEIMERFUNDS, INC.

This chart shows the historical performance of the Oppenheimer Main Street Growth and Income composite. The accounts in the composite have investment objectives, policies and strategies that are substantially similar to those of the Main Street Core Portfolio. As of 12/31/01 the composite consisted of 2 mutual funds.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Main Street Core Portfolio has performed or will perform. Total returns represent past performance of the composite and not the Main Street Core Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the Main Street Core Portfolio – it shows the performance of similar accounts managed by Oppenheimer.

Annual total returns/Average annual total returns for the periods ending December 31, 2001

Period	Oppenheimer Main Street Growth and Income Composite (%)[1]	S&P 500 Index (%)[2]

1/1/02–9/30/02 (not annualized) 2001 2000 1999 1998 1997 1996 1995 1994 1993 1992	(22.81) (10.42) (8.03) 17.40 24.27 26.77 15.92 30.76 (1.53) 35.39 31.08	(28.15) (11.88) (9.11) 21.04 28.58 33.36 22.96 37.58 1.32 10.08 7.62

1 year 5 years 10 years	(10.42) 10.33 16.95	(11.88) 10.70 12.93

[1]  This column shows performance after average advisory fees and operating expenses charged to the acounts in the composite have been deducted, including custody fees and other expenses normally paid by mutual funds and which the Main Street Core Portfolio will pay. The Main Street Core Portfolio’s fees and expenses may be higher than those reflected in this composite which would reduce performance.

[2]  The Standard & Poor’s 500 Composite Stock Price Index shows the performance of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. Results include reinvested dividends.

This chart shows the historical
performance of the Class A shares of a mutual fund managed by Oppenheimer. The mutual fund has investment objectives, policies and strategies that are substantially similar to those of the Emerging Markets Portfolio.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Emerging Markets Portfolio has performed or will perform. Total returns represent past performance of the, Class A shares of the comparable mutual fund and not the Emerging Markets Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the Emerging Markets Portfolio – it shows the performance of a similar account managed by Oppenheimer.

Annual total returns/Average annual total returns for the periods ending December 31, 2001

Period	Oppenheimer-managed mutual fund, Class A (%)[1]	MSCI Emerging Markets Free Index (%)[2]

1/1/02–9/30/02 (not annualized) 2001 2000 1999 1998 1997 1996[3]	(12.65) (5.73) (5.26) 82.30 (19.36) 14.09 1.50	(14.57) (2.37) (30.61) 66.41 (25.34) (11.58) 0.45

1 year 3 years 5 years Since Inception[3]	(5.73) 17.64 8.42 8.53	(2.37) 4.08 (5.74) (5.56)

[1]  This column shows performance (calculated in accordance with SEC standards) of a comparable Oppenheimer-managed fund after Class A advisory fees and operating expenses have been deducted, including custody fees and other expenses normally paid by mutual funds and which the Emerging Markets Portfolio will pay. The Emerging Markets Portfolio’s fees and expenses may be higher than those reflected in the comparable fund which would reduce performance.

[2]  The MSCI Emerging Markets Free Index shows the performance typically of 800 to 900 stocks from approximately 26 emerging market countries.

[3]  The inception date of the Oppenheimer-managed mutual fund was November 18, 1996. Total returns and expenses are not annualized for the first year of operations.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding as of June 30, 2002 (Unaudited)

		Investment Activities			Distributions				Ratios/Supplemental Data
For the Period Ended	Net Asset Value, Beginning of Period	Net Invest-ment Income	Net Realized and Unrealized Gain (Loss) on Securities	Total from Investment Operations	Dividends from Net Investment Income	Distri-butions from Capital Gains	Total Distri-butions	Net Asset Value, End of Period	Total Return (1)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (2), (3)	Ratio of Gross Expenses to Average Net Assets (2), (3)	Ratio of Net Investment Income After Expense Reductions to Average Net Assets (2), (3)	Ratio of Net Investment Income Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rate

Emerging Markets (4)

06/30/2002	$6.14	$0.05	$0.25	$0.30	($0.03)	$–	($0.03)	$6.41	4.83%	$182,591	1.31%	1.31%	0.71%	0.71%	38.51%

Multi-Strategy (4)

06/30/2002	$14.82	$0.14	($1.57)	($1.43)	($0.08)	($0.14)	($0.22)	$13.17	(9.68%)	$668,690	0.70%	0.70%	1.99%	1.99%	128.88%

Main Street Core (4)(5)

06/30/2002	$20.98	$0.07	($3.96)	($3.89)	($0.03)	$–	($0.03)	$17.06	(18.59%)	$979,081	0.69%	0.70%	0.67%	0.66%	13.04%

(1)	Total return not annualized for periods of less than one full year.
(2)
The ratios of expenses to average daily net assets after expense reductions are after custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser’s reimbursements, if any. The ratios of investment income (loss) before expense reductions to average daily net assets are grossed up by these custodian credits, recaptured distribution expenses, adviser expense reimbursements, and recoupment of adviser’s reimbursements, if any.

(3)	Annualized for periods of less than one full year.
(4)	OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003. Another firm managed the portfolio before that date.
(5)	Main Street Core Portfolio was formerly named Large-Cap Core Portfolio.

Supplement dated December 18, 2002 to the
Statement of Additional Information for the Pacific Select Fund dated May 1, 2002 as amended
October 8, 2002

This supplement revises the Fund’s Statement of Additional Information (SAI) effective January 1, 2003 to reflect the following:

The “Large-Cap Core Portfolio” has been renamed the “Main Street Core Portfolio”. Accordingly, all references in the current SAI to the “Large-Cap Core Portfolio” are now references to the “Main Street Core Portfolio”.

The following disclosure will replace the first paragraph of the cover page as follows:

The Pacific Select Fund is an open-end management investment company currently offering thirty-three investment portfolios. The following twenty-eight of those portfolios are classified as diversified: the Blue Chip Portfolio; the Aggressive Growth Portfolio; the Diversified Research Portfolio; the Small-Cap Equity Portfolio; the International Large-Cap Portfolio; the I-Net Tollkeeper Portfolio; the Financial Services Portfolio; the Health Sciences Portfolio; the Technology Portfolio; the Telecommunications Portfolio; the Growth LT Portfolio; the Mid-Cap Value Portfolio; the International Value Portfolio; the Capital Opportunities Portfolio; the Equity Index Portfolio; the Small-Cap Index Portfolio; the Multi-Strategy Portfolio; the Main Street Core Portfolio (formerly called Large-Cap Core Portfolio); the Emerging Markets Portfolio; the Inflation Managed Portfolio; the Managed Bond Portfolio; the Money Market Portfolio; the High Yield Bond Portfolio; the Equity Income Portfolio; the Research Portfolio; the Equity Portfolio; the Aggressive Equity Portfolio; and the Large-Cap Value Portfolio. The Strategic Value Portfolio; the Focused 30 Portfolio; the Mid-Cap Growth Portfolio; the Global Growth Portfolio; and the Real Estate Portfolio are classified as non-diversified. The Fund’s Investment Adviser is Pacific Life Insurance Company.

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

Mid-Cap Growth Portfolio

The first paragraph is replaced with the following:

“The Portfolio is classified as a non-diversified portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investment in which more than 5% of its assets are invested. The Manager is currently managing this Portfolio as though it was a diversified portfolio.”

Global Growth Portfolio

The second paragraph is replaced with the following:

“The Portfolio is classified as a non-diversified portfolio. The Portfolio reserves the right to become a diversified portfolio by limiting the investment in which more than 5% of its assets are invested. The Manager is currently managing this Portfolio as though it was a diversified portfolio.”

The following subsections will be moved to follow the Real Estate Portfolio subsection and are amended to appear as follows:

Multi-Strategy Portfolio

In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: equity securities of small, unseasoned companies; high yield bonds; equity-linked and index-linked securities; repurchase agreements; U.S. government securities; ADRs; bank obligations; variable and floating rate securities; zero coupon securities; firm commitment agreements; loan participation agreements and when-issued securities. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio’s equity securities may or may not pay dividends and may or may not carry voting rights. The Portfolio may invest in U.S. dollar-denominated corporate debt securities of domestic issuers and U.S. dollar-denominated debt securities of foreign issuers (including foreign government and international agencies). The Portfolio may also invest in debt securities rated lower than Baa by Moody’s or BBB by S&P, or if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the “Description of Bond Ratings” in the Appendix and the discussion under “High Yield Bonds.” Fixed income securities in which the Portfolio may invest include debentures, asset-backed securities, mortgage-related securities (including privately issued mortgage-related securities and mortgage dollar rolls) convertible securities and money market instruments.

The Portfolio may use derivatives (including options, futures contracts and forward foreign currency contracts) to attempt to hedge against the overall level of investment and currency risk associated with its investments. Derivatives are also used to increase returns, to try to hedge against changes in interest rates or market declines, or to otherwise help achieve the Portfolio’s investment goal. Derivatives could increase a Portfolio’s volatility and reduce returns.

Main Street Core Portfolio (formerly called Large-Cap Core Portfolio)

In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in ADRs and foreign securities. To invest temporary cash balances, to maintain liquidity to meet redemptions or expenses, or for temporary defensive purposes, the Portfolio may invest in: money market instruments, including U.S. government securities, short-term bank obligations rated in the highest two rating categories by Moody’s or S&P, or, if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager; certificates of deposit; time deposits; loans or credit agreements; banker’s acceptances; short-term debt obligations of savings and loan institutions; and commercial paper and corporate obligations, including variable and floating rate securities that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody’s or S&P, or if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager.

The Portfolio may also invest in high yield and convertible bonds; repurchase agreements; equity-linked and index-linked securities; rights; firm commitment agreements; and when-issued securities; and other fixed income securities including, but not limited to high yield/high risk debt securities. The Portfolio may invest in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Portfolio is also permitted to invest in U.S. dollar-denominated corporate debt securities of domestic issuers and debt securities of foreign issuers denominated in foreign currencies. The Portfolio may also invest in debt securities rated lower than Baa by Moody’s or BBB by S&P, or if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the “Description of Bond Ratings” in the Appendix and the discussion under “High Yield Bonds.”

In addition to the derivatives described in the Prospectus, the Portfolio may also purchase and write put and call options on securities and stock indexes and may purchase or sell stock index futures contracts and options thereon. The Portfolio will only enter into futures contracts and futures options that are standardized and traded on a U.S. exchange, board of trade, or similar entity.

Emerging Markets Portfolio

In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. government securities; high quality debt securities; money market obligations; and in cash to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing. Such money market

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obligations may include short-term corporate or U.S. government obligations and bank certificates of deposit. The Portfolio may also invest in: nonconvertible fixed income securities denominated in foreign currencies; small capitalization stocks; equity index swap agreements; equity-linked securities, ADRs; GDRs, EDRs, or other securities convertible into equity securities of U.S. or foreign issuers; variable and floating rate securities; warrants and rights; preferred stock; repurchase agreements; reverse repurchase agreements; firm commitment agreements; and when-issued securities. The Portfolio is also permitted to invest in other investment companies securities, including OPALS. The debt securities (including commercial paper, foreign government and international agencies) and money market obligations in which the Portfolio invest may be issued by U.S. and foreign issuers and may be denominated in U.S. dollars or foreign currencies. The Portfolio may invest in corporate debt securities rated Baa or lower by Moody’s or BBB or lower by S&P (although it may not invest in securities rated C or lower), or, if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see “Description of Bond Ratings” in the Appendix and the discussion under “High Yield Bonds.”

The Portfolio may use derivatives (including options, futures contracts and forward foreign currency contracts) to attempt to hedge against the overall level of investment and currency risk associated with its investments. Derivatives are also used to increase returns, to try to hedge against changes in interest rates or market declines, or to otherwise help achieve the Portfolio’s investment goal. Derivatives could increase a Portfolio’s volatility and reduce returns.

Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Under SECURITIES AND INVESTMENT TECHNIQUES, the following information is added:

Linked Securities

Linked securities are fixed income securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Among the types of linked securities in which a Portfolio can invest in include:

Equity-Linked and Index-Linked Securities.    Equity-linked and index-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Portfolio invests in an equity-linked or index-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in these securities will involve risks similar to the risks of investing in foreign securities. For more information concerning the risks associated with investing in foreign securities, see “Foreign Securities.” In addition, a Portfolio bears the risk that the issuer of these securities may default on its obligation under the security. These securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as stock index futures, warrants and swap agreements. For more information concerning the risks associated with investing in stock index futures, warrants and swap agreements, see “Stock Index Futures” under “Futures Contracts and Options on Futures Contracts”, “Risks of Swap Agreements” under “Swap Agreements and Options on Swap Agreements”, and “Warrant and Rights.”

Currency-Indexed Securities.    Currency-indexed securities typically are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

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Under the subsection Swap Agreements and Options on Swap Agreements the following paragraph is added after the second paragraph:

For purposes of applying a Portfolio’s investment policies and restrictions swap agreements are generally valued at market value. However, in the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), the Portfolio will value the swap at its notional amount.

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

Under the subsection Factors Considered in Approving the Advisory and Portfolio Management Agreements the first paragraph is replaced with the following:

The Investment Advisory Agreement with Pacific Life and the Portfolio Management Agreements with each of the Portfolio Managers currently in effect (the “Agreements”) were approved or renewed for the Fund by the Fund’s Board of Trustees, including the Independent Trustees. Pacific Life and the Portfolio Managers provided materials to the Board for their evaluation and the Independent Trustees were advised by independent legal counsel with respect to the relevant matters.

Under the subsection Investment Adviser the sixth paragraph is amended by decreasing the fee paid to the Adviser on the Emerging Markets Portfolio from 1.10% to 1.00%.

Under the subsection Portfolio Management Agreements, the following disclosure shall replace the disclosure with respect to J.P. Morgan Investment Management, Inc. (J.P. Morgan) and the Multi-Strategy and Large-Cap Core Portfolios, and Alliance Capital Management L.P. (“Alliance Capital”) and the Emerging Markets Portfolio:

Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and OppenheimerFunds, Inc. (“Oppenheimer”) 498 Seventh Avenue, New York, NY 10018, which became effective January 1, 2003, Oppenheimer is the Portfolio Manager and provides investment advisory services to the Multi-Strategy, Main Street Core and Emerging Markets Portfolios.

For the services provided, Pacific Life pays a monthly fee to Oppenheimer of 0.23% based on an annual percentage of the combined average daily net assets of the Multi-Strategy, Main Street Core and Emerging Markets Portfolios.

Oppenheimer is one of the largest mutual fund companies in the United States, with more than $120 billion in assets under management as of September 30, 2002. Oppenheimer has been serving the investment needs of financial advisors and their clients since 1960 with more than 60 mutual funds and more than 7 million shareholder accounts.

For the services provided, for the period January 1, 1994 through December 31, 2002, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and J.P. Morgan, 522 Fifth Avenue, New York, NY 10036, J.P. Morgan served as the Portfolio Manager for the Multi-Strategy Portfolio and the Main Street Core Portfolio, Pacific Life paid a monthly fee to J.P. Morgan based on an annual percentage of the average daily net assets of the Multi-Strategy and Main Street Core Portfolios according to the following schedule:

Multi-Strategy and Main Street Core Portfolios

Rate (%)	Break Point (assets)
.45%	On first $100 million
.40%	On next $100 million
.35%	On next $200 million
.30%	On next $350 million
.20%	On excess

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From January 1, 2000 through December 31, 2002, pursuant to a Portfolio Management Agreement and an addendum to the agreement between the Fund, the Adviser and Alliance Capital, 1345 Avenue of the Americas, New York, NY 10105, Alliance Capital served as the Portfolio Manager and provided investment advisory services to the Emerging Markets Portfolio. For the services provided, for the period January 1, 2000 through December 31, 2002, for the Emerging Markets Portfolio, Pacific Life paid a monthly fee to Alliance Capital based on an annual percentage of the average daily net assets of the Emerging Markets Portfolio according to the following schedule:

Emerging Markets Portfolio

Rate (%)	Break Point (assets)
.85%	On first $50 million
.75%	On next $50 million
.70%	On next $50 million
.65%	On next $50 million
.60%	On excess

From April 1, 1996 through December 31, 1999, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Blairlogie Capital Management (“Blairlogie”), 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland, Blairlogie served as the Portfolio Manager and provided investment advisory services to the Emerging Markets Portfolio. For the services provided, for the year 1999, Pacific Life paid a monthly fee to Blairlogie based on an annual percentage of the average daily net assets of the Emerging Markets Portfolio according to the following schedule:

Emerging Markets Portfolio

Rate (%)	Break Point (assets)
.85%	On first $50 million
.75%	On next $50 million
.70%	On next $50 million
.65%	On next $50 million
.60%	On excess

The Section of the SAI entitled “OTHER INFORMATION—Financial Statements” is amended by adding the following paragraph to the end of the subsection:

Also incorporated by reference herein are the financial statements contained in the Semi-Annual Report of the Fund, including the notes thereto, as of June 30, 2002, for its semi-annual period then ended with respect to the Multi-Strategy, Large-Cap Core (renamed Main Street Core) and Emerging Markets Portfolios.

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